PROVISIONS - Legal Claims and Other Costs (Details) - Legal claims and other costs - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Litigation	€ 16	€ 16
Disease claims	10	9
Other	1	2
Total provisions for legal claims and other costs	€ 27	€ 27